Contract assets: (Tables)	12 Months Ended
Jun. 30, 2026
Contract Assets
Schedule of contract assets
	June 30, 2026	June 30, 2025
Beginning of the year	$651	$667
Amounts invoiced for prior year	(651)	(667)
Amount not invoiced	815	651
End of the year	$815	$651